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                                                           December 30, 2004
                                                                  SUPPLEMENT
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            SUPPLEMENT DATED DECEMBER 30, 2004 TO THE PROSPECTUS OF
                   MORGAN STANLEY VARIABLE INVESTMENT SERIES
                              CLASS X AND CLASS Y
                         THE EUROPEAN GROWTH PORTFOLIO
                               Dated MAY 1, 2004

Effective immediately, the Board of Trustees of Morgan Stanley Variable
Investment Series European Growth Portfolio (the "Portfolio") approved changing the name of the Portfolio to the "European Equity Portfolio." All references to the "European Growth Portfolio" in the Prospectus are hereby replaced with
"European Equity Portfolio."

      Concurrent with the name change, paragraphs one through four of the section of the Prospectus titled "Principal Investment Strategies" are hereby deleted and replaced by the following:

      The Portfolio will normally invest as least 80% of its assets in equity securities issued by issuers located in European countries. A company is considered located in Europe if (i) it is organized under the laws of a
      European country and has a principal office in a European country; (ii)
      it derives at least 50% of its total revenue from business in Europe; or
      (iii) its equity securities are traded principally on a stock exchange in
      Europe. The principal countries in which the Portfolio invests are
      France, the United Kingdom, Germany, the Netherlands, Spain, Sweden,
      Switzerland and Italy. The Portfolio invests in at least three separate countries.

      The Portfolio generally invests principally in equity securities (which may include depositary receipts or convertible securities).

      The "Investment Manager," Morgan Stanley Investment Advisors Inc., and/or
      the "Sub-Advisor," Morgan Stanley Investment Management Limited,
      generally invest Portfolio assets in companies they believe have a high rate of earnings growth potential. They also select securities which in their view possess, both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/cash flow and price/revenue ratios.

      The Portfolio may invest up to 20% of its assets as follows:

         o Fixed-income securities (including zero coupon securities) issued or guaranteed by European governments.

         o Equity securities issued by non-European issuers, and government and convertible securities issued by non-European governmental or private issuers.

         o Forward foreign currency exchange contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specific future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and securities it intends to purchase and the currencies in which they are denominated. The Portfolio may also use forward foreign currency exchange contracts to modify the
           Portfolio's exposure to various currency markets.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                         LIT SPT VAR EUGBX 12/04

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                                                             December 30, 2004
                                                                    SUPPLEMENT
[MORGAN STANLEY LOGO OMITTED]
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                      SUPPLEMENT DATED DECEMBER 30, 2004
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                   MORGAN STANLEY VARIABLE INVESTMENT SERIES
                              CLASS X AND CLASS Y
                         THE EUROPEAN GROWTH PORTFOLIO
                               Dated MAY 1, 2004

Effective immediately, the name of the European Growth Portfolio is changed to the "European Equity Portfolio." All references to "European Growth Portfolio"
in the Statement of Additional Information are hereby replaced with "European
Equity Portfolio."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.